RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Refundable capital contribution	$ 2,660,000
A I I A Sponsor Ltd [Member]
Related Party Transaction [Line Items]
Refundable capital contribution	$ 2,660,000
Interest rate	49.90%